Convertible Notes Payable (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2016	Oct. 28, 2015	Sep. 30, 2016	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 06, 2015	Sep. 08, 2015	Sep. 03, 2015	Sep. 30, 2014
Debt Conversion, Converted Instrument, Common Stock Shares Issued Trading Restrictions Description						(a) beginning 90 days after the initial closing of our IPO and until the one-year anniversary of the initial closing of the IPO, the holder of the note will be able to sell 1% of the number of shares of common stock underlying the note on a monthly basis, subject to a maximum sale on any trading day of 4% of the daily volume; (b) if the common stock price is over $7.00 per share for five consecutive trading days then the holder of the note can sell up to 3% of the number of shares of common stock underlying the note on a monthly basis, subject to a maximum sale on any trading day of 4% of the daily volume; (c) if the common stock price is over $10.00 per share for five consecutive trading days then the holder of the note can sell up to an additional 5% of the number of shares of common stock underlying the note on a monthly basis, subject to a maximum sale on any trading day of 7% of the daily volume; and (d) if the common stock price is over $14.00 per share then the holder of the note is not restricted from making any sales until such time as the common stock price falls back below $14.00 per share; and (b) thereafter, until the two-year anniversary of the initial closing of IPO, the holder of the note can sell on any trading day 10% of the daily volume; provided that if the common stock price is over $10.00 per share then the holder of the note is not restricted from making any sales until such time as the common stock falls back below $10.00 per share. The foregoing lock-up restrictions relate to public sales and do not restrict the transfer of the shares privately, if permitted by applicable law, provided the acquirer of the shares agrees to comply with the above restrictions with respect to any public sales.
Debt Conversion, Converted Instrument, Shares Issued	1,166,503	3,750,000	800,057
Debt Conversion, Original Debt, Amount	$ 183,356					$ 133,988
Interest Payable, Current	$ 17,699		$ 6,742			$ 6,742
Moleculin, LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Interest Payable, Current				$ 7,217			$ 34,275	$ 7,217
Debt Instrument, Convertible, Beneficial Conversion Feature							0	412,252
Amortization of Debt Discount (Premium)							219,184	83,777
Interest Expense, Debt							71,771	16,192
Debt Conversion, Description					a) Automatic conversion upon CPRIT qualified financing- When the Company is awarded a grant from the CPRIT of at least $3,500,000 and is deemed by CPRIT to have received the 50% matching funds required by the CPRIT grant. The conversion price is $0.80 per unit in the event of a CPRIT qualified financing. b) First tier automatic conversion - When the Company concludes a privately placed sale of the Companys Series A Preferred Units of at least $3,000,000 and is at a pre-money valuation of not less than $20,000,000. The conversion price is 80% of the lowest per unit purchase price in the privately placed sale in the event of a first tier automatic conversion. c) Second tier automatic conversion - When the Company concludes a privately placed sale of the Companys Series A Preferred Units of at least $2,000,000. The conversion price is 70% of the lowest per unit purchase price in the privately placed sale in the event of a second tier automatic conversion. d) Voluntary conversion - At any time after the earlier of June 30, 2016 or a liquidation event, the note holders can elect to convert the notes into the Companys Preferred Units at $0.80 per unit.
Liquidation Event Description					a) the acquisition of the Company by another entity; b) a sale, exclusive license, lease or other conveyance of all or substantially all of the Companys assets; c) any liquidation, dissolution of the Company; d) the acquisition of an aggregate of 50% or more of the Companys voting power by a party; e) in a bankruptcy proceeding. Upon a liquidation event, the note holders is entitle to 150% of the then outstanding principal and unpaid interest.
Third Parties [Member] | Moleculin, LLC [Member]
Interest Payable, Current				27,605			118,400	27,605
Proceeds from Convertible Debt					$ 1,134,927
Amortization of Debt Discount (Premium)							158,588	46,068
Related Parties [Member] | Moleculin, LLC [Member]
Interest Payable, Current				25,744			66,871	25,744
Proceeds from Convertible Debt					$ 514,079
Amortization of Debt Discount (Premium)							60,596	$ 37,709
Brompton Group NA, LLC [Member] | Moleculin, LLC [Member]
Proceeds from Convertible Debt				825,000
Percentage Of Proceeds From Financing Agreed To Pay In Financing Arrangement												15.00%
Debt Instrument, Unamortized Discount (Premium), Net							123,750
Third Party Investors [Member] | Moleculin, LLC [Member]
Proceeds from Convertible Debt				$ 1,254,874
IPO [Member]
Equity Method Investment, Ownership Percentage	4.99%		4.99%			4.99%
Debt Conversion, Converted Instrument, Additional Shares Issued						1,928,899
Unsecured Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage		0.00%	8.00%			8.00%			0.00%		8.00%
Unsecured Promissory Notes [Member] | Moleculin, LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage										6.00%
Third Party Notes [Member] | Moleculin, LLC [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature							283,732
Related Party Notes [Member] | Moleculin, LLC [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 128,520